Long-Term Investments	12 Months Ended
Dec. 31, 2025
Long-term Investments [Abstract]
Long-Term Investments
13. Long-term Investments
Long-term investments consisted of the following:

	Equity investments without readily determinable fair values (i)	Equity investments with readily determinable fair values (ii)	Debt investments (iii)	Equity method investments (iv)	Total
Balance as of December 31, 2022	191,000	112,641	1,626,131	365,260	2,295,032
Additions	—	—	—	127,018	127,018
Changes from debt investments to equity investments without readily determinable fair values (i)	57,832	—	(57,832)	—	—
Investment loss	(50,826)	(7,989)	(165,549)	—	(224,364)
Share of results of equity method investees (iv)	—	—	—	54,740	54,740
Transfer (iii)	—	—	(204,836)	—	(204,836)
Foreign currency translation	—	320	30,681	6,342	37,343

Balance as of December 31, 2023	198,006	104,972	1,228,595	553,360	2,084,933

	Equity investments without readily determinable fair values (i)	Equity investments with readily determinable fair values (ii)	Debt investments (iii)	Equity method investments (iv)	Total
Balance as of December 31, 2023	198,006	104,972	1,228,595	553,360	2,084,933
Additions	—	—	—	144,237	144,237
Investment loss	(24,189)	(27,425)	(210,377)	—	(261,991)
Share of results of equity method investees (iv)	—	—	—	(29,069)	(29,069)
Foreign currency translation	—	804	15,986	8,294	25,084

Balance as of December 31, 2024	173,817	78,351	1,034,204	676,822	1,963,194

	Equity investments without readily determinable fair values (i)	Equity investments with readily determinable fair values (ii)	Debt investments (iii)	Equity method investments (iv)	Total
Balance as of December 31, 2024	173,817	78,351	1,034,204	676,822	1,963,194
Additions	—	—	80,250	103,016	183,266
Disposal	—	(82,357)	—	—	(82,357)
Maturities of retained asset-backed notes and securities	—	—	(27,577)	—	(27,577)
Investment gain	114,316	74,657	311,560	—	500,533
Share of results of equity method investees (iv)	—	—	—	30,928	30,928
Foreign currency translation	—	(1,636)	(26,807)	(16,507)	(44,950)

Balance as of December 31, 2025	288,133	69,015	1,371,630	794,259	2,523,037

(i) Equity investments without readily determinable fair values
In December 2021, the Group acquired a minority common equity interest in a company, engaged in manufacturing of batteries for new energy vehicles for a total cash consideration of RMB190,000. The equity interests in common stock do not have readily determinable fair values because the investee is a privately held company. Accordingly, the Group elected to use the measurement alternative under ASC 321 to measure such investment.
In April 2022, the Group acquired a minority preferred equity interest in a company engaged in research, development, production and sales of batteries for new energy vehicles for a total cash consideration of RMB50,000, which were redeemable merely by the passage of time at the option of the Group as a holder. Accordingly, the Group elected to account for this investment under the fair value option model. In May 2023, upon completion of the modification in the investee’s shareholding structure, the preferred shares held by the Group were converted into common shares, which do not have readily determinable fair values because the investee is a privately held company. Accordingly, the Group reclassified this investment from debt securities to equity securities at the fair value of RMB57,832 upon the modification, and elected to use the measurement alternative under ASC 321 to measure this investment. The difference in the carrying value and the fair value of this investment immediately before the modification was immaterial.
For equity investments accounted for using the measurement alternative as of December 31, 2024 and 2025, the Company recorded cumulative downward adjustments due to impairments of RMB106,805 and nil and cumulative upward adjustments of RMB31,790 and RMB39,301.
For these investments, the Company recorded downward adjustments of RMB89,933, RMB24,189 and nil, respectively, and upward adjustments of RMB39,107, nil and RMB114,316, respectively, in earnings during the years ended December 31, 2023, 2024 and 2025.
(ii) Equity investments with readily determinable fair values
In December 2021, the Group prepaid RMB50,000 as a subscription for a minority equity interest in common shares of a company engaged in research, development, production and sales of semiconductors, which was converted into common shares in January 2022. During the year ended December 31, 2025, the Group disposed of all common shares of this company for total proceeds of RMB53,786, resulting in an
investment gain of RMB23,018, recorded in consolidated statements of comprehensive loss.
In October 2022, the Group paid HK$156,982 (equivalent to RMB141,981 as of the injection date) to acquire a minority equity interest in common shares of a company engaged in research, development, production and sales of batteries for new energy vehicles. During the year ended December 31, 2025, the Group disposed partial of common shares of this company for total proceeds of RMB28,571, resulting in an
investment gain of RMB16,676, recorded in consolidated statements of comprehensive loss.
The minority equity interests in common shares have readily determinable fair values because the investees are listed companies and the Group does not have the ability to exercise significant influence over these investments. Accordingly, the Group accounted for them at fair value based on the quoted prices in active markets.

(iii) Debt investments
Investment in HT Flying Car Inc. (“Huitian”)
Huitian is a company incorporated in the Cayman Islands with limited liability and is mainly engaged in research, development, production and sales of flying vehicles. In January 2021, the Group acquired minority preferred equity interests of Huitian (“Huitian’s Series Angel preferred shares”), a related party of the Group, for a total consideration of RMB24,551 during Huitian’s Angel round of fund raising. The equity interests were not considered to be in-substance
common stock as the preferred stock has substantive liquidation preference over the investee’s common stock. Huitian’s Series Angel preferred shares investment are considered equity securities that do not have readily determinable fair values given that it is a privately held company. Accordingly, upon the acquisition of the minority preferred equity interests of Huitian, the Group elected to use the measurement alternative under ASC 321 to measure such investment.
In October 2021, the Group further invested US$90,000, equivalent to RMB574,146 as of the injection date, into Huitian during Huitian’s A round of fund raising. Among this investment, US$70,000 was in form of preferred shares (“Huitian’s Series A preferred shares”) and US$20,000 was in form of a convertible bond. Concurrently, Huitian’s Series Angel preferred shares previously acquired by the Group in January 2021 were modified to align with the terms of the newly invested Huitian’s Series A preferred shares. The Group concluded that both Huitian’s Series Angel and Series A preferred shares investment are debt securities since Huitian’s Series Angel (with now modified terms) and Series A preferred shares held by the Group are redeemable merely by the passage of time and redeemable at the option of the Group.
In anticipation of the change in accounting model applicable to Huitian’s Series Angel preferred shares as a result of the modification, the Group opted to change its measurement accounting policy relating to Huitian’s Series Angel preferred shares as permitted by ASC 321, and elected to measure the original Huitian’s Series Angel preferred shares at fair value immediately before the modification (discussed in the preceding paragraph). The difference of RMB591,506 between the carrying value and the fair value of Huitian’s Series Angel preferred shares immediately before the modification was recognized in earnings. The Group then reclassified Huitian’s Series Angel preferred shares from equity securities to debt securities upon the modification. The modified Huitian’s Series Angel preferred shares investment together with the new Series A preferred shares investment will be measured on an ongoing basis at fair value with changes recognized in earnings. In addition, the convertible bond (acquired in October 2021) held by the Group in Huitian was also accounted for under the fair value option model.
In December 2024, the convertible bond with a principal amount of US$20,000 and accrued interest amount of US$4,800 have been fully converted into Series A preferred shares in accordance with the relevant agreements.
The preferred shares held by the Group in connection with investment in Huitian are debt securities as they become redeemable merely by the passage of time and are redeemable at the option of the Group as a holder. Accordingly, the Group elected to account for these investments under the fair value option model.

Retained asset-backed notes and securities
In March and September 2025, the Group completed two asset-backed securitization transactions in relation to its auto financing receivables, issuing notes and securities of RMB895,000 and RMB710,000
, respectively. Under these arrangements, the Group transferred the underlying securitized auto financing receivables to securitization vehicles. The Group provides management, administration and collection services (at market rates) on the transferred financial assets, but retains an insignificant economic interest in the securitization vehicles. As a result, the Group does not have control over the securitization vehicles and derecognized the transferred receivables. The Group classified the retained asset-backed notes and securities as debt securities.

(iv) Equity method investments
In March 2022, the Company and other third party investors jointly set up an offshore investment fund (“Fund”), named Rockets Capital L.P., for the purpose of making investments in companies and businesses engaging in high technology sectors. The Company subscribed for a commitment of US$150,000 to the Fund and invested consideration of US$90,055 (equivalent to RMB600,300 as of the injection date) and US$104,620 (equivalent to RMB703,316 as of the injection date) into the Fund as of December 31, 2024 and 2025, respectively. The Company held a 60.7% financial interests in the Fund as a limited partner while the other 39.3% financial interests were held by other third party investors as of December 31, 2024 and 2025.
Based on the Company’s assessment under ASC
810-10-15-14,
the investment fund (a limited partnership) is considered to be a VIE for accounting purposes. The Company is not considered the primary beneficiary of the investment due to the fact that the Company does not possess the power to direct activities of the Fund that would mostly impact its economics performance. As a result, the Company accounts for its 60.7% financial interests in the Fund using the equity method of accounting pursuant to ASC
323-30
considering that the Company has significant influence over the operating and investing activities of the Fund.